                             TAX-EXEMPT NEW YORK
                              MONEY MARKET FUND
                      SEMI-ANNUAL REPORT TO SHAREHOLDERS
                              SEPTEMBER 30, 1995

DEAR SHAREHOLDERS:

We are pleased to provide you with the Tax-Exempt New York Money Market Fund semi-annual report for the six-month period ended September 30, 1995.

Your Fund's management greatly appreciates your decision to invest in Tax-Exempt New York Money Market Fund. During the past six months, the fund registered solid performance and achieved its objective of providing maximum current income exempt from federal, State of New York and New York City income taxes, while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK

The momentum of the 1994 economic expansion has continued on into 1995, as evidenced by growth in personal income, consumer spending, construction spending and hiring during the six-month period ended September 30, 1995.

It was over a year ago that the Federal Reserve Board initiated a series of rate hikes intended to slow economic growth and keep inflation in check. While other markets reacted negatively to the rising rate environment, it had a positive effect on the short-term money markets. Tax-Exempt New York Money Market Fund took advantage of rising interest rates by investing in high quality, short-term money market instruments, which are exempt from federal, State of New York and New York City income taxes.

Looking ahead, we anticipate the economy will grow at a moderate pace with some signs of acceleration. Inflation should not become a problem, and we anticipate an extended period of interest rate stability. While investments in other markets may remain volatile, money market funds such as Tax-Exempt New York Money Market Fund should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your Fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,



/s/ FRANK RACHWALSKI
Frank Rachwalski
Vice President and Portfolio Manager
October 12, 1995

Frank Rachwalski is Senior Vice President of Kemper Financial Services, Inc. and Vice President and Portfolio Manager of Tax-Exempt New York Money Market Fund. Mr. Rachwalski holds a B.B.A. and a M.B.A. degree from Loyola University.

PORTFOLIO RESULTS

For the six months ended September 30, 1995, the Tax-Exempt New York Money Market Fund had a net annualized yield of 3.10% and a tax-equivalent yield of 5.57%.*

An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

STATISTICAL NOTE

The Fund's net annualized yield for the six months ended September 30, 1995, is the annualized sum of the daily dividend rates for the period. Yields are historical and may not represent future yields, which will fluctuate.

*The tax-equivalent yield is based upon the Fund's yield and a 44.3% combined Federal and State of New York and New York City marginal income tax rate. Income from the Tax-Exempt New York Money Market Fund may be subject to local taxes.

Tax-Exempt New York Money Market Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 1995
(Value in thousands)
--------------------------------------------------------------------------------


                                                                        Value

(a)     VARIABLE RATE DEMAND SECURITIES

        Albany
        Industrial Development Agency
                5.15%                                                 $  400
        ------------------------------------------------------------------------
        Babylon
        Industrial Development Agency
                4.20%                                                    400
        ------------------------------------------------------------------------
        Dutchess County
        Industrial Development Agency
                4.65%                                                    100
        ------------------------------------------------------------------------
        Erie County
        Water Authority
                4.15%                                                    400
        ------------------------------------------------------------------------
        Franklin County
        Industrial Development Agency
                4.25%                                                    300
        ------------------------------------------------------------------------
        Metropolitan Transportation Authority
                4.30%                                                    400
        ------------------------------------------------------------------------
        Mount Pleasant
        Industrial Development Authority
                4.30%                                                    700
        ------------------------------------------------------------------------
        New York City
          General Obligation
                4.47%                                                  1,200
          Housing Development Corporation-
            Columbus Gardens
                4.25%                                                    400
            East 96th Street
                4.25%                                                    300
            James Tower Development
                4.20%                                                    200
            Queenswood Apartments
                4.25%                                                    300
            Tribeca Towers
                4.20%                                                    400
          Industrial Development Agency
                4.65%                                                    100
          Municipal Water Finance Authority
                4.65%                                                    700
          Trust for Cultural Resources-
            American Museum of Natural History
                4.10%                                                    300
            Carnegie Hall
                4.15%                                                    300
            Museum of Broadcasting
                4.25%                                                    200
        ------------------------------------------------------------------------
        New York State
          Energy Research and Development Authority
                4.51%                                                    800
          Housing Finance Agency-
            Liberty View Apartments
                3.90%                                                    300
            Mt. Sinai School of Medicine
                3.90%                                                    100




                                      (2)

Tax-Exempt New York Money Market Fund
---------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 1995
(Value in thousands)
---------------------------------------------------------------------------

                                                                Value
  Housing Finance Agency-
    Normandie Court I
      4.15%                                                   $   500

    Trackside Homes Phase III
      4.35%                                                       200

  Job Development Authority
      3.69%                                                       970

  Local Government Assistance Corporation
      4.25%                                                       400

  Medical Care Facilities Finance Agency-
    Lenox Hill Hospital
      4.05%                                                       400
    Pooled Equipment Loan Program
      4.20%                                                       300

  New York and New Jersey Port Authority
      4.25%                                                       300
---------------------------------------------------------------------------
Schenectady County
Industrial Development Agency
      4.15%                                                       100
---------------------------------------------------------------------------
St. Lawrence County
Industrial Development Agency
      4.15%                                                       400
---------------------------------------------------------------------------
Suffolk County
Industrial Development Agency
      4.25%                                                       450
---------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND SECURITIES - 77.9%
(average maturity: 4 days)                                     12,320
---------------------------------------------------------------------------
OTHER SECURITIES

Nassau County
Revenue Anticipation Notes
      3.75%-3.90%, 3/15/96-4/15/96                                702
---------------------------------------------------------------------------
New York City
   Metropolitan Transportation Authority
      4.25%, 12/14/95                                             381
   Revenue Anticipation Notes
      3.90%, 4/11/96                                              501
---------------------------------------------------------------------------
New York State
   Dormitory Authority-
      Memorial Sloan-Kettering Cancer Center
         3.80%, 11/13/95                                          400
      Second Short-Term Revenue Note
         3.80%, 12/13/95                                          597
   Energy Research and Development Authority-
      Electric and Gas Corporation
         4.60%, 12/1/95                                           300
      Long Island Lighting Company
         4.70%, 3/1/96                                            500
   General Obligation
         3.65%, 10/18/95                                          500



                                     (3)

Tax-Exempt New York Money Market Fund
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
September 30, 1995
(Value in thousands)
-------------------------------------------------------------------------------

                                                                        Value

TOTAL OTHER SECURITIES - 24.6%
(average maturity: 106 days)                                          $  3,881
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.5%
(average maturity: 28 days)                                             16,201
-------------------------------------------------------------------------------
LIABILITIES, LESS OTHER ASSETS -(2.5%)                                    (390)
-------------------------------------------------------------------------------
NET ASSETS - 100%                                                     $ 15,811
===============================================================================


NOTES TO PORTFOLIO OF INVESTMENTS


Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate demand securities are payable within five business days. These securities are backed by credit support agreements from banks or insurance institutions. The rates shown are the current rates at September 30, 1995.

See accompanying Notes to Financial Statements.



                                      (4)

Tax-Exempt New York Money Market Fund
----------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995
(in thousands)
----------------------------------------------------


ASSETS
----------------------------------------------------
Investments, at amortized cost               $16,201
----------------------------------------------------
Interest receivable                               75
----------------------------------------------------
     Total assets                             16,276
----------------------------------------------------

LIABILITIES AND NET ASSETS
----------------------------------------------------
Cash overdraft                                   426
----------------------------------------------------
Payable for:
  Dividends                                       12
----------------------------------------------------
  Distribution services fee                        5
----------------------------------------------------
  Other                                           22
----------------------------------------------------

     Total liabilities                           465
----------------------------------------------------
Net assets applicable to shares outstanding  $15,811
====================================================

THE PRICING OF SHARES
----------------------------------------------------
Shares outstanding, no par value              15,811
----------------------------------------------------
Net asset value and
redemption price per share                     $1.00
====================================================


See accompanying Notes to Financial Statements.



                                     (5)

Tax-Exempt New York Money Market Fund
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS                                 STATEMENT OF CHANGES IN NET ASSETS
Six months ended September 30, 1995
(in thousands)
------------------------------------------------------------------------------------------------------------------
                                                                                               Six
                                                                                              months       Year
                                                                                              ended       ended
                                                                                          September 30,  March 31,
                                                                                               1995        1995
                                                                                           -----------------------
                                                                                                (in thousands)
                                                        Operations:
Interest income                    $299                   Net investment income               $  237        292
---------------------------------------                 ----------------------------------------------------------
Expenses:                                               Dividends to shareholders
     Management fee                  17                 from net investment income              (237)      (292)
---------------------------------------                 ----------------------------------------------------------
     Distribution services           39                 Capital share transactions
---------------------------------------                 (dollar amounts and number
     Custodian and transfer agent                       of shares are the same):
     fees and related expenses       12                   Shares sold                         52,461     77,096
---------------------------------------                 ----------------------------------------------------------
     Registration costs               3
---------------------------------------                   Shares issued in
     Professional fees                6                   reinvestment of dividends              239        282
---------------------------------------                 ----------------------------------------------------------
                                                                                              52,700     77,378
     Reports to shareholders          5
---------------------------------------                   Less shares redeemed                50,979     74,050
     Trustees' fees and other         3                 ----------------------------------------------------------
---------------------------------------                 Net increase from capital
                                     85                 share transactions and total
---------------------------------------                 increase  in net assets                1,721      3,328
     Less expenses waived                               ----------------------------------------------------------
     by the investment manager      (23)
---------------------------------------
           Total expenses waived                        Net assets:
           by the Fund               62                 Beginning of period                   14,090     10,762
---------------------------------------                 ----------------------------------------------------------
Net investment income              $237                 End of period                        $15,811     14,090
=======================================                 ==========================================================

See accompanying Notes to Financial Statements.



                                     (6)

Tax-Exempt New York Money Market Fund

NOTES TO FINANCIAL STATEMENTS


1.  DESCRIPTION OF THE FUND

Tax-Exempt New York Money Market Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts.

2.  SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium on investments.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS

Fund shares are sold and redeemed on a continuous basis at net assest value. On each day that the New York Stock Exchange is open for trading, the Fund determines its net asset value per share at 11:00 a.m. and 3:00 p.m. Chicago time by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES

The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies during the six months ended September 30, 1995.

3.  TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT

The Fund has a management agreement with Kemper Financial Services, Inc. (KFS) and pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining gradually to .15% of average daily net assets in excess of $3 billion. During the six months ended September 30, 1995, the Fund incurred a management fee of $17,000.

DISTRIBUTION AGREEMENT

The Fund also has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the Fund pays KDI an annual fee of .50% of average daily net assets of the Fund. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms at an annual rate of .50% of the average daily net assets of those accounts they maintain and service. During the six months ended September 30, 1995, the Fund incurred a distribution services fee of $39,000, all of which KDI remitted to various firms pursuant to the related service agreements, including $18,000 to dealers affiliated with KDI.



                                     (7)

Tax-Exempt New York Money Market Fund
--------------------------------------------------------------------------------



================================================================================

SHAREHOLDER SERVICES AGREEMENT

Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. For the six months ended September 30, 1995, the transfer agent remitted shareholder service fees to KSvC of $8,000.

EVEREN Clearing Corp. (ECC), formerly Kemper Clearing Corp., was an affiliate of KFS until September 13, 1995. Pursuant to an agreement with KSvC, ECC performs bookkeeping, data processing and shareholder services for ECC clients who are Fund shareholders. During the six months ended September 30, 1995, ECC earned $4,000 from KSvC for account maintenance fees.

OFFICERS AND TRUSTEES

Certain officers or trustees of the Fund are also officers or directors of KFS. During the six months ended September 30, 1995, the Fund made no payments to its officers and incurred trustees' fees of $2,000 to independent trustees.

EXPENSE WAIVER

KFS has agreed to temporarily waive its management fee and reimburse or pay certain operating expenses to the extent they exceed .80% of average daily net assets of the Fund. Under this agreement, KFS waived $23,000 of expenses during the six months ended September 30, 1995.








                                     (8)

Tax-Exempt New York Money Market Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            Six
                                           months
                                           ended
                                        September 30,                     Year ended March 31,
                                           1995              1995          1994         1993         1992
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period     $  1.00             1.00          1.00         1.00         1.00
---------------------------------------------------------------------------------------------------------
Net investment income and
   dividends declared                        .02              .02           .02          .02          .04
---------------------------------------------------------------------------------------------------------
Net asset value, end of period            $ 1.00             1.00          1.00         1.00         1.00
---------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                           1.56             2.40          1.63         1.90         3.77
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses after expense absorption            .80              .80           .80          .80          .42
---------------------------------------------------------------------------------------------------------
Net investment income                       3.06             2.44          1.61         1.88         3.52
---------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                    1.10             1.15          1.25         1.53         1.45
---------------------------------------------------------------------------------------------------------
Net investment income                       2.76             2.09          1.16         1.15         2.49
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period
   (in thousands)                        $15,811           14,090        10,762        8,424        8,243
=========================================================================================================



NOTE:

KFS has agreed to temporarily waive its management fee and reimburse or pay certain operating expense. The Other Ratios to Average Net Assets are computed without this expense waiver or reimbursement. Ratios have been determined on an annualized basis. Total return is not annualized.


                                     (9)

SPECIAL SHAREHOLDERS' MEETING

On September 19, 1995 the results of the proxy solicitation were announced at a joint special shareholders meeting. Tax-Exempt New York Money Market Fund shareholders were asked to vote on four separate issues: election of nine Trustees to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of a new investment management agreement with Kemper Financial Services, Inc., or its successor on the same terms as the current agreement and approval of a new 12b-1 distribution plan with Kemper Distributors, Inc. or its successor on the same terms as the current plan. We are pleased to report that all nominees were elected and all other items were approved. Following are the results for each issue:

1)  Election of Trustees

                                For             Withheld
David W. Belin                  16,619,051         18,301
Lewis A. Burnham                16,619,051         18,301
Donald L. Dunaway               16,619,051         18,301
Robert B. Hoffman               16,619,051         18,301
Donald R. Jones                 16,619,051         18,301
David B. Mathis                 16,619,051         18,301
Shirley D. Peterson             16,619,051         18,301
William P. Sommers              16,619,051         18,301
Stephen B. Timbers              16,619,051         18,301

2) Ratification of the selection of Ernst & Young LLP as independent auditors for the fund.

For             Against         Abstain
16,636,054            0         1,298

3)  Approval of new investment management agreement

For             Against         Abstain
16,618,832            0         1,298

4)  Approval of new 12b-1 distribution plan

For             Against         Abstain
16,618,832            0         18,519

                                     (10)

                              INVESTMENT MANAGER
                       Kemper Financial Services, Inc.


                            PRINCIPAL UNDERWRITER
                          Kemper Distributors, Inc.
                           120 South LaSalle Street
                              Chicago, IL 60603





        This report is not to be distributed unless preceded or accompanied by a prospectus.

1005520 10/95